Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	December 31, 2020	December 31, 2019
	$	$
Cash	148,070	53,894
Short-term bank deposits	-	29,720
	148,070	83,614

As at December 31, 2020, $3,165 of cash was held in Canadian dollars (December 31, 2019 – $388), $144,905 of cash was held in US dollars (December 31, 2019 – $1,011). As at December 31, 2019, the Company’s $52,495 share of Joint Operation’s cash was held in US dollars. Cash balances earn interest between 0.25%-1.3%. Short-term bank deposits in 2019 were held in US dollars and earned interest between 1.0%-2.81%.